Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Values
	As of June 30,
	2024	2023
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	232,414	232,924
Total equity investments without readily determinable fair values	232,414	232,924

Equity method investments
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”)	368,009	210,243
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	13,384	13,431
Total equity method investments	381,393	223,674
	613,807	456,598